UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2014



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2014


[LOGO OF USAA]
   USAA(R)

                                 [GRAPHIC OF USAA NASDAQ-100 INDEX FUND]

 ==========================================================

       ANNUAL REPORT
       USAA NASDAQ-100 INDEX FUND
       DECEMBER 31, 2014

 ==========================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"THE BEGINNING OF A NEW YEAR CAN BE A
GREAT TIME TO TAKE STOCK OF YOUR                    [PHOTO OF BROOKS ENGLEHARDT]
FINANCIAL WELL BEING, TAX SITUATION,
AND THE PROGRESS YOU'VE MADE TOWARD YOUR GOALS."

--------------------------------------------------------------------------------

FEBRUARY 2015

When the reporting period began in January 2014, investors had high hopes for the U.S. economy--that growth would accelerate and the economic recovery would continue. At the same time, many expected long-term interest rates to rise when the Federal Reserve (the Fed) started tapering (or reducing) its quantitative easing (QE) asset purchases. Some pundits predicted a "great rotation" from bonds into stocks as interest rates rose and bond prices fell (bond prices and interest rates move in opposite directions).

The reality, however, was somewhat different. Instead of interest rates rising, they fell during the reporting period, driving up bond prices. Meanwhile, the U.S. economy hit a winter weather-related soft patch and actually contracted during the first quarter. Then, after regaining its footing in the second quarter, the U.S. economy slowly strengthened and by the end of the year, observers were once again optimistic that economic growth could accelerate in 2015.

During the reporting period, foreign economies underperformed that of the U.S. Europe's economic growth slowed, Japan struggled to jumpstart its moribund economy, and the economy of the former engine of global growth-- China--weakened. Although economic divergence is likely to continue for a time, we do not believe it will endure over the long term. Eventually, the global economy will either rebound or global economic weakness will weigh on the U.S. economy, dampening growth. According to Standard & Poor's, S&P 500 companies generate 46.3% of their sales overseas.

That said, economic divergence also has been observed in central bank policy and equity market performance. As the Fed finished tapering its QE program during October, other global central banks continued to ease monetary policy, pushing down interest rates around the world. At the same time, U.S. stocks recorded strong gains for the reporting period, outperforming European stocks and emerging markets stocks--which generally posted declines.

Meanwhile, inflation pressures have continued to ease, with the collapse of energy prices a prime example. Oil prices fell close to 50% during the reporting period. Natural gas prices also declined. At USAA Investments, we believe the U.S. economy will generally benefit from lower energy prices.

================================================================================

================================================================================

Consumer spending comprises a large percentage of the U.S. economy and lower energy prices means consumers will have more money to spend on other things. However, no one knows how significantly lower prices will affect energy-producing regions or energy-related industries, such as oil services and steel manufacturing.

The reporting period also was marked by an increase in geopolitical worries-- from Russia's involvement in Ukraine to ongoing Islamic extremism. Furthermore, near the end of the reporting period, Greece's government was forced to call an early national election, raising fears that the main opposition party--should it win--would seek to change the country's bailout agreement with the European Union. Stories such as these may influence the investment environment during the months ahead. We also expect to see exaggerated news reports if market volatility increases, as we anticipate that it might. However, dramatic news headlines are designed to elicit an emotional reaction, and shareholders should instead focus on relevant information, such as the direction of interest rates and economic conditions, to give them the perspective they need to appropriately manage their investments.

Investors also may want to make a new year's resolution to improve their financial fitness. As I write to you, 2015 has just started. The beginning of a new year can be a great time to take stock of your financial well being, tax situation, and the progress you've made toward achieving your goals. If you want to simplify your finances, you may consider consolidating some of your accounts. You also might want to rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. At the same time, you should make sure your investment plan still matches your goals, risk tolerance, and time horizon. If you'd like some help, please call one of our financial advisors. They would be happy to assist you.

From all of us here at USAA Investments, I wish you the happiest and healthiest of new years. We remain resolved to provide you with our best advice, exceptional service, and a wide variety of investment options. Thank you for allowing us to serve your investment needs.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Most of these stocks are listed on the New York Stock Exchange.
o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA
Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           4

FINANCIAL INFORMATION

    Distributions to Shareholders                                             7

    Report of Independent Registered
      Public Accounting Firm                                                  8

    Portfolio of Investments                                                  9

    Notes to Portfolio of Investments                                        16

    Financial Statements                                                     17

    Notes to Financial Statements                                            20

EXPENSE EXAMPLE                                                              33

TRUSTEES' AND OFFICERS' INFORMATION                                          35

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA NASDAQ-100 INDEX FUND (THE FUND) SEEKS TO MATCH, BEFORE FEES AND EXPENSES, THE PERFORMANCE OF THE STOCKS COMPOSING THE NASDAQ-100 INDEX. THE NASDAQ-100 INDEX REPRESENTS 100 OF THE LARGEST NONFINANCIAL STOCKS TRADED ON THE NASDAQ STOCK MARKET(R).

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund's principal investment strategy is, under normal market conditions, to invest at least 80% of the Fund's assets in the common stocks of companies composing the Nasdaq-100 Index. This strategy may be changed upon 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGER'S COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

o WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

  The United States generally outperformed international markets as the economy exhibited signs of sustained improvement. Strong economic data and corporate earnings in the United States continued to support growth expectations and weak economic data from international developed markets drove investors to seek the relative safety of U.S. assets. Additionally, corporate issuance of bonds reached an all-time high due to a large boost in mergers and acquisition activity. However, central banks generally followed easy monetary policy, helping the performance of riskier assets in their attempt to stimulate growth.

  In October of 2014, the Federal Open Market Committee (FOMC) ended the quantitative easing (QE) program; however, Federal Reserve Chair Janet Yellen continued to support low interest rates for an extended period of time. The minutes of the December meeting of the FOMC showed initial interest rate hikes would be unlikely until at least mid-2015 as strong economic data in the United States supported the end of QE. The market reacted positively as investors widely anticipated the news and was encouraged by the pledge to keep rates low until 2015.

  U.S. equities experienced modest gains during the reporting period as strong corporate earnings and economic data bolstered confidence in the U.S. economy. While the reporting period started slowly, partly due to weak consumer figures related to an unusually harsh winter, U.S. equities shrugged it off as corporate earnings and improved economic data led to increased confidence in the U.S. economy. In 2014, there also was a flurry of corporate actions with the largest wave of bond issuances and acquisitions in recent years as companies sought to take advantage of low interest rates and tax advantages from re-domiciling, though recently introduced legislation led to some deals falling apart. Additionally, the Federal Reserve maintained its pledge to keep interest rates low for an extended period of time, despite the end of its QE program, and global central banks became increasingly accommodative in their monetary policies.

================================================================================

2  | USAA NASDAQ-100 INDEX FUND

================================================================================

o HOW DID THE USAA NASDAQ-100 INDEX FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

  The Fund closely tracked its benchmark, the broad-based Nasdaq-100(R) Index (the Index), for the reporting period. The Fund posted a return of 18.75% versus the Index, which returned 19.40%. The Index represents 100 of the largest nonfinancial companies listed on The Nasdaq Stock Market(R) and is not available for direct investment.

o PLEASE DESCRIBE SECTOR PERFORMANCE DURING THE REPORTING PERIOD.

  Most sectors showed positive performance for the year. Materials was the top performing sector in the Index, returning 47.29%. The next best performing sector was health care, which returned 31.73%. The worst performing sectors in the Index were telecommunication services and consumer discretionary, which returned -25.12 and 1.71%, respectively.

  Thank you for your investment in the Fund.

  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o HIGH DOUBLE-DIGIT RETURNS ARE ATTRIBUTABLE, IN PART, TO UNUSUALLY FAVORABLE MARKET CONDITIONS AND MAY NOT BE REPEATED OR CONSISTENTLY ACHIEVED IN THE FUTURE. o INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.
  o THE USAA NASDAQ-100 INDEX FUND MAY BE SUBJECT TO STOCK MARKET RISK AND IS NON-DIVERSIFIED, WHICH MEANS THAT IT MAY INVEST A GREATER PERCENTAGE OF ITS ASSETS IN A SINGLE ISSUER. INDIVIDUAL STOCKS WILL FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES, GENERAL MARKET, AND ECONOMIC CONDITIONS DOMESTICALLY AND ABROAD. WHEN REDEEMED OR SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

   Refer to page 5 for the benchmark definition.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

INVESTMENT OVERVIEW

USAA NASDAQ-100 INDEX FUND (THE FUND)
(Ticker Symbol: USNQX)


--------------------------------------------------------------------------------
                                           12/31/14                12/31/13
--------------------------------------------------------------------------------

Net Assets                              $706.6 Million          $460.7 Million
Net Asset Value Per Share                   $12.23                  $10.32


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------

    1 YEAR                          5 YEARS                          10 YEARS

    18.75%                          18.39%                            10.16%


--------------------------------------------------------------------------------
                           EXPENSE RATIO AS OF 12/31/13*
--------------------------------------------------------------------------------

                                     0.64%


HIGH DOUBLE-DIGIT RETURNS ARE ATTRIBUTABLE, IN PART, TO UNUSUALLY FAVORABLE MARKET CONDITIONS AND MAY NOT BE REPEATED OR CONSISTENTLY ACHIEVED IN THE FUTURE.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

4  | USAA NASDAQ-100 INDEX FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     NASDAQ-100 INDEX     USAA NASDAQ-100 INDEX FUND
12/31/2004              10,000.00                10,000.00
01/31/2005               9,374.73                 9,367.05
02/28/2005               9,329.37                 9,307.89
03/31/2005               9,154.29                 9,130.41
04/30/2005               8,774.37                 8,736.01
05/31/2005               9,533.89                 9,485.37
06/30/2005               9,230.93                 9,189.57
07/31/2005               9,921.95                 9,860.06
08/31/2005               9,784.58                 9,722.01
09/30/2005               9,908.17                 9,840.34
10/31/2005               9,770.01                 9,702.29
11/30/2005              10,354.39                10,274.18
12/31/2005              10,189.47                10,096.70
01/31/2006              10,596.68                10,510.82
02/28/2006              10,355.67                10,254.46
03/31/2006              10,562.16                10,451.66
04/30/2006              10,545.20                10,431.94
05/31/2006               9,802.33                 9,682.57
06/30/2006               9,776.07                 9,643.13
07/31/2006               9,369.34                 9,248.73
08/31/2006               9,814.82                 9,682.57
09/30/2006              10,277.50                10,116.42
10/31/2006              10,765.89                10,609.42
11/30/2006              11,138.51                10,964.38
12/31/2006              10,931.29                10,747.46
01/31/2007              11,152.72                10,964.38
02/28/2007              10,971.39                10,786.90
03/31/2007              11,039.65                10,846.06
04/30/2007              11,635.78                11,417.94
05/31/2007              12,021.69                11,792.63
06/30/2007              12,059.40                11,812.35
07/31/2007              12,047.89                11,792.63
08/31/2007              12,412.87                12,147.59
09/30/2007              13,052.53                12,758.91
10/31/2007              13,976.72                13,666.04
11/30/2007              13,054.18                12,758.91
12/31/2007              13,034.16                12,719.47
01/31/2008              11,512.92                11,240.46
02/29/2008              10,922.36                10,648.86
03/31/2008              11,154.31                10,865.78
04/30/2008              12,005.16                11,694.03
05/31/2008              12,735.61                12,403.95
06/30/2008              11,511.63                11,201.02
07/31/2008              11,588.83                11,260.18
08/31/2008              11,745.79                11,417.94
09/30/2008              10,003.30                 9,702.29
10/31/2008               8,374.81                 8,124.69
11/30/2008               7,449.39                 7,217.56
12/31/2008               7,615.41                 7,375.32
01/31/2009               7,419.33                 7,178.12
02/28/2009               7,032.99                 6,803.44
03/31/2009               7,791.29                 7,533.08
04/30/2009               8,784.47                 8,499.37
05/31/2009               9,055.97                 8,755.73
06/30/2009               9,320.98                 8,992.37
07/31/2009              10,119.07                 9,761.45
08/31/2009              10,268.13                 9,899.50
09/30/2009              10,863.28                10,471.38
10/31/2009              10,538.04                10,136.14
11/30/2009              11,184.06                10,767.18
12/31/2009              11,774.44                11,319.34
01/31/2010              11,021.71                10,589.70
02/28/2010              11,527.12                11,062.98
03/31/2010              12,414.89                11,910.95
04/30/2010              12,687.98                12,167.31
05/31/2010              11,761.28                11,279.90
06/30/2010              11,047.61                10,569.98
07/31/2010              11,843.37                11,339.06
08/31/2010              11,243.01                10,747.46
09/30/2010              12,712.59                12,147.59
10/31/2010              13,520.53                12,916.67
11/30/2010              13,499.54                12,877.23
12/31/2010              14,146.29                13,485.42
01/31/2011              14,557.37                13,880.30
02/28/2011              15,013.07                14,294.94
03/31/2011              14,941.26                14,215.96
04/30/2011              15,361.21                14,610.85
05/31/2011              15,181.84                14,433.15
06/30/2011              14,886.04                14,136.98
07/31/2011              15,134.03                14,373.91
08/31/2011              14,379.17                13,643.37
09/30/2011              13,728.79                13,011.55
10/31/2011              15,153.93                14,354.17
11/30/2011              14,770.34                13,979.03
12/31/2011              14,663.95                13,876.96
01/31/2012              15,893.25                15,022.77
02/29/2012              16,922.00                15,998.82
03/31/2012              17,779.16                16,783.91
04/30/2012              17,584.00                16,592.94
05/31/2012              16,329.11                15,404.70
06/30/2012              16,927.82                15,956.38
07/31/2012              17,108.29                16,126.13
08/31/2012              17,987.79                16,932.44
09/30/2012              18,173.40                17,102.19
10/31/2012              17,201.70                16,168.57
11/30/2012              17,447.18                16,401.97
12/31/2012              17,354.87                16,299.78
01/31/2013              17,817.30                16,728.16
02/28/2013              17,904.54                16,792.42
03/31/2013              18,440.06                17,285.05
04/30/2013              18,900.11                17,713.43
05/31/2013              19,562.17                18,334.58
06/30/2013              19,106.23                17,884.78
07/31/2013              20,307.06                18,998.57
08/31/2013              20,249.09                18,934.31
09/30/2013              21,210.63                19,833.90
10/31/2013              22,273.72                20,819.17
11/30/2013              23,061.96                21,526.00
12/31/2013              23,761.73                22,167.35
01/31/2014              23,307.99                21,737.75
02/28/2014              24,512.19                22,854.71
03/31/2014              23,860.71                22,274.75
04/30/2014              23,780.77                22,145.87
05/31/2014              24,863.21                23,155.43
06/30/2014              25,630.81                23,842.79
07/31/2014              25,930.53                24,122.03
08/31/2014              27,252.51                25,324.91
09/30/2014              27,047.86                25,131.59
10/31/2014              27,782.04                25,797.47
11/30/2014              29,043.11                26,957.39
12/31/2014              28,372.36                26,324.53

                                [END OF CHART]

                         Data from 12/31/04 to 12/31/14.

The graph illustrates how a $10,000 hypothetical investment in the USAA Nasdaq-100 Index Fund closely tracks the Nasdaq-100 Index, an unmanaged modified capitalization-weighted index composed of 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market(R) based on market capitalization.

"Nasdaq-100(R)," "Nasdaq-100 Index(R)," and "Nasdaq(R)" are trademarks or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the "Corporations") and have been licensed for our use. THE CORPORATIONS MAKE
NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. The Fund is not sponsored, sold, or promoted by The Nasdaq Stock Market, Inc., and The Nasdaq Stock Market, Inc. makes no representation regarding the advisability of investing in the Fund. Index products incur fees and expenses and may not always be invested in all securities of the index the Fund attempts to mirror. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees, expenses, or taxes.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                         o TOP 10 EQUITY HOLDINGS - 12/31/14 o
                                   (% of Net Assets)


Apple, Inc. .......................................................... 13.0%
Microsoft Corp. ......................................................  7.6%
Google, Inc. "C" .....................................................  3.6%
Intel Corp. ..........................................................  3.5%
Facebook, Inc. "A" ...................................................  3.5%
Google, Inc. "A" .....................................................  3.0%
Amazon.com, Inc. .....................................................  2.9%
Cisco Systems, Inc. ..................................................  2.8%
Gilead Sciences, Inc. ................................................  2.8%
Comcast Corp. "A" ....................................................  2.5%


You will find a complete list of securities that the Fund owns on pages 9-15.

                        O SECTOR ALLOCATION* - 12/31/14 O

                  [PIE CHART OF SECTOR ALLOCATION* - 12/31/14]



INFORMATION TECHNOLOGY                                     56.1%
CONSUMER DISCRETIONARY                                     18.3%
HEALTH CARE                                                14.2%
CONSUMER STAPLES                                            4.3%
INDUSTRIALS                                                 2.4%
TELECOMMUNICATION SERVICES                                  0.8%
MATERIALS                                                   0.3%


                                   [END CHART]

* Excludes Money Market Instruments.

Percentages are of the net assets of the Fund, and may not equal 100%.

================================================================================

6  | USAA NASDAQ-100 INDEX FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended December 31, 2014, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2015.

With respect to distributions paid, the Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended December 31, 2014:

  DIVIDEND RECEIVED              QUALIFIED DIVIDEND
DEDUCTION (CORPORATE           INCOME (NON-CORPORATE          QUALIFIED INTEREST
   SHAREHOLDERS)(1)                SHAREHOLDERS)(1)                INCOME
--------------------------------------------------------------------------------
       100%                            100%                        $8,000
--------------------------------------------------------------------------------

(1) Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.

================================================================================

                                              DISTRIBUTIONS TO SHAREHOLDERS |  7

================================================================================

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA NASDAQ-100 INDEX FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Nasdaq-100 Index Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of December 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Nasdaq-100 Index Fund at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 17, 2015

================================================================================

8  | USAA NASDAQ-100 INDEX FUND

================================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2014

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES  SECURITY                                                            (000)
------------------------------------------------------------------------------------
           COMMON STOCKS (96.4%)

           CONSUMER DISCRETIONARY (18.3%)
           ------------------------------
           APPAREL RETAIL (0.4%)
  29,628   Ross Stores, Inc.                                                $  2,793
                                                                            --------
           AUTOMOBILE MANUFACTURERS (0.6%)
  17,705   Tesla Motors, Inc.*                                                 3,938
                                                                            --------
           AUTOMOTIVE RETAIL (0.4%)
  14,325   O'Reilly Automotive, Inc.*                                          2,759
                                                                            --------
           BROADCASTING (0.5%)
  20,967   Discovery Communications, Inc."A"*                                   722
  40,568   Discovery Communications, Inc."C"*                                 1,368
  14,753   Liberty Media Corp. "A"*                                              521
  32,295   Liberty Media Corp. "C"*                                            1,131
                                                                            --------
                                                                               3,742
                                                                            --------
           CABLE & SATELLITE (5.8%)
  15,430   Charter Communications, Inc. "A"*                                   2,571
 303,642   Comcast Corp. "A"                                                  17,614
  58,810   Comcast Corp. Special "A"                                           3,385
  70,917   DIRECTV*                                                            6,149
  31,416   DISH Network Corp. "A"*                                             2,290
  35,456   Liberty Global plc "A"*                                             1,780
  90,912   Liberty Global plc "C"*                                             4,392
 775,865   Sirius XM Holdings, Inc.*                                           2,716
                                                                            --------
                                                                              40,897
                                                                            --------
           CASINOS & GAMING (0.3%)
  14,311   Wynn Resorts Ltd.                                                   2,129
                                                                            --------
           CATALOG RETAIL (0.3%)
  63,134   Liberty Interactive Corp. "A"*                                      1,857
                                                                            --------
           CONSUMER ELECTRONICS (0.2%)
  27,004   Garmin Ltd.                                                         1,427
                                                                            --------
           GENERAL MERCHANDISE STORES (0.3%)
  29,038   Dollar Tree, Inc.*                                                  2,044
                                                                            --------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

-------------------------------------------------------------------------------------
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES   SECURITY                                                            (000)
-------------------------------------------------------------------------------------
            HOMEFURNISHING RETAIL (0.3%)
   26,156   Bed Bath & Beyond, Inc.*                                         $  1,992
                                                                             --------
            HOTELS, RESORTS & CRUISE LINES (0.4%)
   40,016   Marriott International, Inc. "A"                                    3,122
                                                                             --------
            INTERNET RETAIL (4.8%)
   65,378   Amazon.com, Inc.*(a)                                               20,290
   18,974   Liberty Ventures "A"*                                                 716
    8,507   Netflix, Inc.*                                                      2,906
    7,393   Priceline Group, Inc.*                                              8,429
   18,375   TripAdvisor, Inc.*                                                  1,372
                                                                             --------
                                                                               33,713
                                                                             --------
            LEISURE PRODUCTS (0.2%)
   47,839   Mattel, Inc.                                                        1,480
                                                                             --------
            MOVIES & ENTERTAINMENT (2.2%)
  191,700   Twenty-First Century Fox, Inc. "A"                                  7,362
  112,756   Twenty-First Century Fox, Inc. "B"                                  4,160
   50,776   Viacom, Inc. "B"                                                    3,821
                                                                             --------
                                                                               15,343
                                                                             --------
            RESTAURANTS (1.2%)
  105,661   Starbucks Corp.                                                     8,669
                                                                             --------
            SPECIALTY STORES (0.4%)
   90,339   Staples, Inc.                                                       1,637
   19,195   Tractor Supply Co.                                                  1,513
                                                                             --------
                                                                                3,150
                                                                             --------
            Total Consumer Discretionary                                      129,055
                                                                             --------

            CONSUMER STAPLES (4.3%)
            -----------------------
            FOOD RETAIL (0.3%)
   50,797   Whole Foods Market, Inc.                                            2,561
                                                                             --------
            HYPERMARKETS & SUPER CENTERS (1.2%)
   61,812   Costco Wholesale Corp.                                              8,762
                                                                             --------
            PACKAGED FOODS & MEAT (2.4%)
   22,877   Keurig Green Mountain, Inc.                                         3,029
   83,142   Kraft Foods Group, Inc.                                             5,209
  237,215   Mondelez International, Inc. "A"                                    8,617
                                                                             --------
                                                                               16,855
                                                                             --------
            SOFT DRINKS (0.4%)
   23,671   Monster Beverage Corp.*                                             2,565
                                                                             --------
            Total Consumer Staples                                             30,743
                                                                             --------

================================================================================

10  | USAA NASDAQ-100 INDEX FUND

================================================================================

-------------------------------------------------------------------------------------
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES   SECURITY                                                            (000)
-------------------------------------------------------------------------------------
            HEALTH CARE (14.2%)
            -------------------
            BIOTECHNOLOGY (10.8%)
   28,000   Alexion Pharmaceuticals, Inc.*                                   $  5,181
  107,410   Amgen, Inc.                                                        17,109
   33,346   Biogen Idec, Inc.*                                                 11,319
  112,783   Celgene Corp.*                                                     12,616
  213,031   Gilead Sciences, Inc.*                                             20,080
   14,077   Regeneron Pharmaceuticals, Inc.*                                    5,775
   33,963   Vertex Pharmaceuticals, Inc.*                                       4,035
                                                                             --------
                                                                               76,115
                                                                             --------
            HEALTH CARE DISTRIBUTORS (0.2%)
   11,892   Henry Schein, Inc.*                                                 1,619
                                                                             --------
            HEALTH CARE EQUIPMENT (0.4%)
    5,119   Intuitive Surgical, Inc.*                                           2,708
                                                                             --------
            HEALTH CARE SERVICES (1.5%)
   29,299   Catamaran Corp.*                                                    1,516
  103,632   Express Scripts Holdings Co.*                                       8,775
                                                                             --------
                                                                               10,291
                                                                             --------
            HEALTH CARE TECHNOLOGY (0.4%)
   48,218   Cerner Corp.*                                                       3,118
                                                                             --------
            LIFE SCIENCES TOOLS & SERVICES (0.5%)
   20,027   Illumina, Inc.*                                                     3,697
                                                                             --------
            PHARMACEUTICALS (0.4%)
   52,851   Mylan, Inc.*                                                        2,979
                                                                             --------
            Total Health Care                                                 100,527
                                                                             --------
            INDUSTRIALS (2.4%)
            ------------------
            AIR FREIGHT & LOGISTICS (0.4%)
   20,657   C.H. Robinson Worldwide, Inc.                                       1,547
   27,256   Expeditors International of Washington, Inc.                        1,216
                                                                             --------
                                                                                2,763
                                                                             --------
            AIRLINES (0.8%)
  101,283   American Airlines Group, Inc.                                       5,432
                                                                             --------
            CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.5%)
   50,006   PACCAR, Inc.                                                        3,401
                                                                             --------
            ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
   11,991   Stericycle, Inc.*                                                   1,572
                                                                             --------
            RESEARCH & CONSULTING SERVICES (0.2%)
   23,285   Verisk Analytics, Inc. "A"*                                         1,491
                                                                             --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

-------------------------------------------------------------------------------------
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES   SECURITY                                                             (000)
-------------------------------------------------------------------------------------
            TRADING COMPANIES & DISTRIBUTORS (0.3%)
   41,861   Fastenal Co.                                                     $  1,991
                                                                             --------
            Total Industrials                                                  16,650
                                                                             --------
            INFORMATION TECHNOLOGY (56.1%)
            ------------------------------
            APPLICATION SOFTWARE (1.7%)
   70,425   Adobe Systems, Inc.*                                                5,120
   32,089   Autodesk, Inc.*                                                     1,927
   22,730   Citrix Systems, Inc.*                                               1,450
   40,317   Intuit, Inc.                                                        3,717
                                                                             --------
                                                                               12,214
                                                                             --------
            COMMUNICATIONS EQUIPMENT (5.3%)
  722,061   Cisco Systems, Inc.                                                20,084
  234,766   QUALCOMM, Inc.(a)                                                  17,450
                                                                             --------
                                                                               37,534
                                                                             --------
            DATA PROCESSING & OUTSOURCED SERVICES (1.5%)
   68,071   Automatic Data Processing, Inc.                                     5,675
   34,450   Fiserv, Inc.*                                                       2,445
   51,230   Paychex, Inc.                                                       2,365
                                                                             --------
                                                                               10,485
                                                                             --------
            HOME ENTERTAINMENT SOFTWARE (0.6%)
  101,533   Activision Blizzard, Inc.                                           2,046
   43,907   Electronic Arts, Inc.*                                              2,064
                                                                             --------
                                                                                4,110
                                                                             --------
            INTERNET SOFTWARE & SERVICES (14.1%)
   25,134   Akamai Technologies, Inc.*                                          1,582
   39,123   Baidu, Inc. ADR*                                                    8,919
  175,426   eBay, Inc.*                                                         9,845
    7,757   Equinix, Inc.                                                       1,759
  314,029   Facebook, Inc. "A"*                                                24,500
   40,217   Google, Inc. "A"*(a)                                               21,342
   47,916   Google, Inc. "C"*                                                  25,223
  133,772   Yahoo! Inc.*                                                        6,757
                                                                             --------
                                                                               99,927
                                                                             --------
            IT CONSULTING & OTHER SERVICES (0.6%)
    85,982  Cognizant Technology Solutions Corp. "A"*                           4,528
                                                                             --------
            SEMICONDUCTOR EQUIPMENT (1.1%)
   172,044  Applied Materials, Inc.                                             4,288
    23,227  KLA-Tencor Corp.                                                    1,633
    22,448  Lam Research Corp.                                                  1,781
                                                                             --------
                                                                                7,702
                                                                             --------

================================================================================

12  | USAA NASDAQ-100 INDEX FUND

================================================================================

-------------------------------------------------------------------------------------
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES   SECURITY                                                            (000)
-------------------------------------------------------------------------------------
            SEMICONDUCTORS (8.0%)
   43,038   Altera Corp.                                                     $  1,590
   44,365   Analog Devices, Inc.                                                2,463
   35,712   Avago Technologies Ltd.                                             3,592
   76,535   Broadcom Corp. "A"                                                  3,316
  682,722   Intel Corp.                                                        24,776
   33,676   Linear Technology Corp.                                             1,536
  151,581   Micron Technology, Inc.*                                            5,307
   76,753   NVIDIA Corp.                                                        1,539
   32,586   NXP Semiconductors N.V.*                                            2,489
  149,157   Texas Instruments, Inc.                                             7,975
   37,344   Xilinx, Inc.                                                        1,617
                                                                              -------
                                                                               56,200
                                                                              -------
            SYSTEMS SOFTWARE (8.6%)
   62,821   CA, Inc.                                                            1,913
   26,941   Check Point Software Technologies Ltd.*                             2,117
1,163,928   Microsoft Corp.(a)                                                 54,064
   97,454   Symantec Corp.                                                      2,500
                                                                              -------
                                                                               60,594
                                                                              -------
            TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (14.6%)
  828,140   Apple, Inc.(a)                                                     91,410
   44,010   NetApp, Inc.                                                        1,824
   31,158   SanDisk Corp.                                                       3,053
   46,209   Seagate Technology plc                                              3,073
   32,792   Western Digital Corp.                                               3,630
                                                                              -------
                                                                              102,990
                                                                              -------
            Total Information Technology                                      396,284
                                                                              -------
            MATERIALS (0.3%)
            ----------------
            SPECIALTY CHEMICALS (0.3%)
   16,817   Sigma-Aldrich Corp.                                                 2,309
                                                                              -------
            TELECOMMUNICATION SERVICES (0.8%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.8%)
   18,229   SBA Communications Corp. "A"*                                       2,019
  248,066   VimpelCom Ltd. ADR                                                  1,036
   68,735   Vodafone Group plc ADR                                              2,348
                                                                              -------
                                                                                5,403
                                                                              -------
            Total Telecommunication Services                                    5,403
                                                                              -------
            Total Common Stocks (cost: $402,235)                              680,971
                                                                              -------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

-------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                         MARKET
$(000)/                                                                         VALUE
SHARES     SECURITY                                                             (000)
-------------------------------------------------------------------------------------
           MONEY MARKET INSTRUMENTS (3.3%)
           MONEY MARKET FUNDS (3.1%)
22,232,928 State Street Institutional Liquid
              Reserves Fund Premier Class, 0.07%(a),(b)                      $ 22,233

           U.S. TREASURY BILLS (0.2%)
$    1,410 0.01%, 4/30/2015(c),(d)                                              1,410
                                                                             --------
           Total Money Market Instruments (cost: $23,643)                      23,643
                                                                             --------
           TOTAL INVESTMENTS (COST: $425,878)                                $704,614
                                                                             ========

-------------------------------------------------------------------------------------
NUMBER OF                                                     CONTRACT     UNREALIZED
CONTRACTS                                        EXPIRATION    VALUE     DEPRECIATION
LONG/(SHORT)                                       DATE        (000)            (000)
-------------------------------------------------------------------------------------
            FUTURES (3.3%)
        279 Nasdaq-100 E-Mini Index              3/20/2015   $23,619           $(138)
                                                             -------           ------
            TOTAL FUTURES                                    $23,619           $(138)
                                                             -------           ======

================================================================================

14  | USAA NASDAQ-100 INDEX FUND

================================================================================

--------------------------------------------------------------------------------------------------------
($ in 000s)                                              VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------------
                                            (LEVEL 1)           (LEVEL 2)        (LEVEL 3)
                                        QUOTED PRICES   OTHER SIGNIFICANT      SIGNIFICANT
                                    IN ACTIVE MARKETS          OBSERVABLE     UNOBSERVABLE
ASSETS                           FOR IDENTICAL ASSETS              INPUTS           INPUTS        TOTAL
--------------------------------------------------------------------------------------------------------
Common Stocks                                $680,971                  $-           $-         $680,971
Money Market Instruments:
   Money Market Funds                          22,233                   -            -           22,233
   U.S. Treasury Bills                          1,410                   -            -            1,410
--------------------------------------------------------------------------------------------------------
Total                                        $704,614                  $-           $-         $704,614
--------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------
Futures(1)                                   $   (138)                 $-           $-         $   (138)
--------------------------------------------------------------------------------------------------------

(1) Futures are valued at the unrealized appreciation/depreciation on the investment.

For the period of January 1, 2014, through December 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

NOTES TO PORTFOLIO OF
INVESTMENTS

December 31, 2014

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

  ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o SPECIFIC NOTES

  (a) The security, or a portion thereof, is segregated to cover the value of open futures contracts at December 31, 2014.

  (b) Rate represents the money market fund annualized seven-day yield at December 31, 2014.

  (c) Rate represents an annualized yield at time of purchase, not coupon rate.

  (d) Securities with a value of $1,410,000 are segregated as collateral for initial margin requirements on open futures contracts.

  *   Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

16  | USAA NASDAQ-100 INDEX FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

December 31, 2014

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $425,878)              $704,614
  Receivables:
       Capital shares sold                                                      2,680
       USAA Transfer Agency Company (Note 5D)                                       3
       Dividends and interest                                                     249
                                                                             --------
             Total assets                                                     707,546
                                                                             --------
LIABILITIES
  Payables:
       Capital shares redeemed                                                    383
  Variation margin on futures contracts                                           279
  Accrued management fees                                                         119
  Accrued transfer agent's fees                                                    29
  Other accrued expenses and payables                                             132
                                                                             --------
             Total liabilities                                                    942
                                                                             --------
                 Net assets applicable to capital shares outstanding         $706,604
                                                                             ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                            $423,643
  Accumulated undistributed net investment income                               5,838
  Accumulated net realized loss on investments and futures transactions        (1,475)
  Net unrealized appreciation of investments and futures contracts            278,598
                                                                             --------
                 Net assets applicable to capital shares outstanding         $706,604
                                                                             ========
  Capital shares outstanding, unlimited number of shares
       authorized, no par value                                                57,792
                                                                             ========
  Net asset value, redemption price, and offering price per share            $  12.23
                                                                             ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  17

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended December 31, 2014

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $5)                            $ 9,056
  Interest                                                                        13
                                                                             -------
             Total income                                                      9,069
                                                                             -------
EXPENSES
  Management fees                                                              1,112
  Administration and servicing fees                                              834
  Transfer agent's fees                                                          793
  Custody and accounting fees                                                    107
  Postage                                                                         36
  Shareholder reporting fees                                                      28
  Trustees' fees                                                                  22
  Registration fees                                                               46
  Professional fees                                                               92
  Other                                                                          222
                                                                             -------
             Total expenses                                                    3,292
                                                                             -------
NET INVESTMENT INCOME                                                          5,777
                                                                             -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FUTURES CONTRACTS
  Net realized gain on:
       Investments                                                               723
       Futures transactions                                                    3,630
  Change in net unrealized appreciation/depreciation of:
       Investments                                                            87,296
       Futures contracts                                                        (538)
                                                                             -------
             Net realized and unrealized gain                                 91,111
                                                                             -------
  Increase in net assets resulting from operations                           $96,888
                                                                             =======

See accompanying notes to financial statements.

================================================================================

18  | USAA NASDAQ-100 INDEX FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended December 31,

----------------------------------------------------------------------------------------
                                                                      2014          2013
----------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                           $  5,777      $  2,853
  Net realized gain on investments                                     723         1,429
  Net realized gain on futures transactions                          3,630         2,375
  Change in net unrealized appreciation/depreciation of:
       Investments                                                  87,296       109,227
       Futures contracts                                              (538)          437
                                                                  ----------------------
       Increase in net assets resulting from operations             96,888       116,321
                                                                  ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                             (1,482)       (1,300)
                                                                  ----------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                        269,197       117,067
  Reinvested dividends                                               1,442         1,281
  Cost of shares redeemed                                         (120,133)      (82,314)
                                                                  ----------------------
       Increase in net assets from capital share transactions      150,506        36,034
                                                                  ----------------------
  Capital contribution from USAA Transfer
       Agency Company (Note 5D)                                          3             -
                                                                  ----------------------
  Net increase in net assets                                       245,915       151,055
NET ASSETS
  Beginning of year                                                460,689       309,634
                                                                  ----------------------
  End of year                                                     $706,604      $460,689
                                                                  ======================
Accumulated undistributed net investment income:
  End of year                                                     $  5,838      $  1,578
                                                                  ======================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                       23,920        13,353
  Shares issued for dividends reinvested                               115           125
  Shares redeemed                                                  (10,869)       (9,530)
                                                                  ----------------------
       Increase in shares outstanding                               13,166         3,948
                                                                  ======================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  19

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2014

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this annual report pertains only to the USAA Nasdaq-100 Index Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index. The Nasdaq-100 Index represents 100 of the largest nonfinancial stocks traded on The Nasdaq Stock Market. USAA Asset Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments, Inc. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the common stocks of companies composing the Nasdaq-100 Index.

As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

================================================================================

20  | USAA NASDAQ-100 INDEX FUND

================================================================================

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

   2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   3. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   4. Repurchase agreements are valued at cost, which approximates market value.

   5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

   6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any

================================================================================

22  | USAA NASDAQ-100 INDEX FUND

================================================================================
      restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

   guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at December 31, 2014, did not include master netting provisions.

   FUTURES CONTRACTS - The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the Nasdaq-100 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF DECEMBER 31, 2014* (IN THOUSANDS)

                                       ASSET DERIVATIVES               LIABILITY DERIVATIVES
----------------------------------------------------------------------------------------------------
                                 STATEMENT OF                        STATEMENT OF
DERIVATIVES NOT                  ASSETS AND                          ASSETS AND
ACCOUNTED FOR AS                 LIABILITIES                         LIABILITIES
HEDGING INSTRUMENTS              LOCATION           FAIR VALUE       LOCATION             FAIR VALUE
----------------------------------------------------------------------------------------------------
Equity contracts                 -                      $-           Net unrealized
                                                                     appreciation of
                                                                     investments and
                                                                     futures contracts    $138**
----------------------------------------------------------------------------------------------------

 * For open derivative instruments as of December 31, 2014, see the portfolio of investments, which also is indicative of activity for the year ended December 31, 2014.

** Includes cumulative appreciation (depreciation) of futures as reported on the portfolio of investments. Only current day's variation margin is reported within the statement of assets and liabilities.

================================================================================

24  | USAA NASDAQ-100 INDEX FUND

================================================================================

   THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2014 (IN THOUSANDS)

                                                                       CHANGE IN
                                                                       UNREALIZED
DERIVATIVES NOT                                       REALIZED         APPRECIATION
ACCOUNTED FOR AS          STATEMENT OF                GAIN (LOSS)      (DEPRECIATION)
HEDGING INSTRUMENTS       OPERATIONS LOCATION         ON DERIVATIVES   ON DERIVATIVES
-------------------------------------------------------------------------------------
Equity contracts          Net realized gain on           $3,630            $(538)
                          futures transactions/
                          Change in net unrealized
                          appreciation/depreciation
                          of futures contracts
-------------------------------------------------------------------------------------

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

   1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

   2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended December 31, 2014, there were no custodian and other bank credits.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management

================================================================================

26  | USAA NASDAQ-100 INDEX FUND

================================================================================

   to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the year ended December 31, 2014, the Fund paid CAPCO facility fees of $3,000, which represents 0.9% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended December 31, 2014.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for non-REIT return of capital dividend adjustments resulted in reclassifications to the statement of assets and liabilities to decrease accumulated undistributed net investment income and accumulated net realized loss on investments by $35,000. These reclassifications had no effect on net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

The tax character of distributions paid during the years ended December 31, 2014, and 2013, was as follows:

                                         2014                        2013
                                     ----------------------------------------
Ordinary income*                      $1,482,000                  $1,300,000

As of December 31, 2014, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income*                                  $  7,284,000
Undistributed long-term capital gains                                475,000
Unrealized appreciation of investments                           275,202,000

* Includes short-term realized capital gains, if any, which are taxable as ordinary income.

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales, non-REIT return of capital dividend, and mark-to-market adjustments.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

For the year ended December 31, 2014, the Fund utilized post-enactment capital loss carryforwards of $3,250,000, to offset capital gains. At December 31, 2014, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the year ended December 31, 2014, the Fund did not incur any income tax, interest, or penalties and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return

================================================================================

28  | USAA NASDAQ-100 INDEX FUND

================================================================================

filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended December 31, 2014, were $183,948,000 and $34,979,000, respectively.

As of December 31, 2014, the cost of securities, including short-term securities, for federal income tax purposes, was $429,412,000.

Gross unrealized appreciation and depreciation of investments as of December 31, 2014, for federal income tax purposes, were $278,095,000 and $2,893,000, respectively, resulting in net unrealized appreciation of $275,202,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund. The Manager also is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets.

    The Manager monitors each subadviser's performance through quantitative and qualitative analysis and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

    The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.20% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2014, the Fund incurred management fees, paid or payable to the Manager, of $1,112,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

B. SUBADVISORY ARRANGEMENT(S) - The Manager has entered into an Investment Subadvisory Agreement with NTI under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee equal to the greater of a minimum annual fee of $50,000 or a fee at an annual rate equal to 0.06% of the Fund's average net assets on amounts up to $100 million; 0.04% of net assets for amounts over $100 million and up to $250 million; and 0.03% of net assets for amounts over $250 million. For the year ended December 31, 2014, the Manager incurred subadvisory fees, paid or payable to NTI, of $212,000.

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2014, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $834,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended December 31, 2014, the Fund reimbursed the Manager $16,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the year ended December 31, 2014, the Fund incurred transfer agent's fees, paid or payable to SAS, of $793,000. Additionally, for the year ended December 31, 2014, the Fund recorded a capital contribution and a receivable from SAS of $3,000 for adjustments related to corrections to shareholder transactions.

================================================================================

30  | USAA NASDAQ-100 INDEX FUND

================================================================================

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                   YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------
                                 2014          2013          2012           2011            2010
                             -------------------------------------------------------------------
Net asset value at
 beginning of period         $  10.32      $   7.61      $   6.54       $   6.83        $   5.74
                             -------------------------------------------------------------------
Income from investment
 operations:
 Net investment income            .09           .06           .05            .01             .01
 Net realized and
  unrealized gain                1.85          2.68          1.09            .19            1.09
                             -------------------------------------------------------------------
Total from investment
 operations                      1.94          2.74          1.14            .20            1.10
                             -------------------------------------------------------------------
Less distributions from:
 Net investment income           (.03          (.03)         (.06)             -            (.01)
 Realized capital gains             -             -          (.01)          (.49)              -
                             -------------------------------------------------------------------
Total distributions              (.03          (.03)         (.07)          (.49)           (.01)
                             -------------------------------------------------------------------
Net asset value at
 end of period               $  12.23      $  10.32      $   7.61       $   6.54        $   6.83
                             ===================================================================
Total return (%)*               18.75         36.00         17.46           2.90           19.14
Net assets at end of
 period (000)                $706,604      $460,689      $309,634       $218,220        $202,057
Ratios to average
 net assets:**
 Expenses (%)(a)                  .59           .64(b)        .71            .78             .78
 Expenses, excluding
   reimbursements (%)(a)          .59           .64           .75            .95            1.02
 Net investment
   income (%)                    1.04           .77           .80            .16             .15
Portfolio turnover (%)              6            11            10             27               5

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended December 31, 2014, average net assets were $557,140,000.
(a) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                    -          (.00%)(+)     (.00%)(+)      (.00%)(+)       (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(b) Prior to May 1, 2013, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.78% of the Fund's average net assets.

================================================================================

32  | USAA NASDAQ-100 INDEX FUND

================================================================================

EXPENSE EXAMPLE

December 31, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2014, through December 31, 2014.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account

================================================================================

                                                           EXPENSE EXAMPLE |  33

================================================================================

balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                         EXPENSES PAID
                                            BEGINNING               ENDING               DURING PERIOD*
                                          ACCOUNT VALUE          ACCOUNT VALUE            JULY 1, 2014 -
                                           JULY 1, 2014        DECEMBER 31, 2014        DECEMBER 31, 2014
                                          ---------------------------------------------------------------
Actual                                     $1,000.00                $1,104.10                 $3.13

Hypothetical
 (5% return before expenses)                1,000.00                 1,022.23                  3.01

*Expenses are equal to the Fund's annualized expense ratio of 0.59%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's ending actual account value on the first line in the table is based on its actual total return of 10.41% for the six-month period of July 1, 2014, through December 31, 2014.

================================================================================

34  | USAA NASDAQ-100 INDEX FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of seven Trustees.
These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. Pursuant to a policy adopted by the Board, the term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 52 individual funds. Unless otherwise indicated, the business address for each is P.O. Box 659430, San Antonio, TX 78265-9430.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  35

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2,4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: June 1966
Year of Election or Appointment: 2009

President, Financial Advice and Solutions Group, USAA (02/13-present); Director of AMCO (01/12-present); Director of USAA Investment Management Company (IMCO) (10/09-present); President and Director, IMCO (10/09-04/14); President, AMCO (08/11-04/13); President and Director of USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (04/11-present); President and Director of USAA Investment Corporation (ICORP) (03/10-present); President and Director of USAA Financial Advisors, Inc. (FAI) and FPS (10/09-04/11); President, Banc of America Investment Advisors (09/07-09/09); Managing Director, Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2,3,4,5,6)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (03/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 17 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

36  | USAA NASDAQ-100 INDEX FUND

================================================================================

JEFFERSON C. BOYCE(3,4,5,6)
Trustee
Born: September 1957
Year of Election or Appointment: 2013

Senior Managing Director, New York Life Investments, LLC (1992-2012). Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management as well as over one year's experience as a Board Member of the USAA family of funds. Mr. Boyce is a board member of Westhab Inc., and Friends of Teboho, Inc.

DAWN M. HAWLEY(3, 4,5,6,8)
Trustee
Born: February 1954
Year of Election or Appointment: 2014

Manager of Finance, Menil Foundation, Inc. (05/07-06/11), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Ms. Hawley brings to the Board experience in financial investment management and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in financial planning, budgeting, accounting practices, and asset/liability management functions including major acquisitions and mergers. Ms. Hawley holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  37

================================================================================

PAUL L. MCNAMARA(3,4,5,6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (03/10-02/14), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 09/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as over three years as a Board Member of the USAA family of funds. Paul
L. McNamara is no relation to Daniel S. McNamara. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3,4,5,6,7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Senior Associate Dean of Degree programs at Jesse H. Jones Graduate School of Business at Rice University (07/13-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (07/01-present); Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (07/02-06/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over six years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

38  | USAA NASDAQ-100 INDEX FUND

================================================================================

MICHAEL F. REIMHERR(3,4,5,6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (05/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 14 years' experience as a Board member of the USAA family of funds. Mr. Reimherr is a member of the advisory board for Texas Star & Nut Company. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.

 (2) Member of Executive Committee.

 (3) Member of Audit Committee.

 (4) Member of Pricing and Investment Committee.

 (5) Member of Corporate Governance Committee.

 (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.

 (7) Dr. Ostdiek was designated as an Audit Committee Financial Expert by the Funds' Board in November 2008.

 (8) Ms. Hawley was designated as an Audit Committee Financial Expert by the Funds' Board in September 2014.

 (+) Mr. Mason was elected as Chair of the Board in January 2012.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  39

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, Chief Investment Officer, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11); Vice President, Fixed Income Investments, IMCO (02/04-02/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Head of Equities, Equity Investments, AMCO (01/12-present); Vice
President, Equity Investments, IMCO (02/09-12/11).

JAMES G. WHETZEL
Secretary
Born: February 1978
Year of Appointment: 2013

Assistant Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/13-present); Executive Director and General Counsel, FASG, USAA (10/12-10/13); Secretary and Director, IMCO (06/13-present); Attorney, FASG General Counsel, USAA (11/08-10/12); Assistant Secretary, USAA family of funds (04/10-06/13). Mr. Whetzel also serves as Secretary of AMCO, SAS, and ICORP.

================================================================================

40  | USAA NASDAQ-100 INDEX FUND

================================================================================

DANIEL J. MAVICO
Assistant Secretary
Born: June 1977
Year of Appointment: 2013

Assistant Vice President, Lead Securities Attorney, FASG General Counsel, USAA (11/14-present); Executive Director, FASG General Counsel (04/13-11/14); Attorney, FASG General Counsel, USAA (04/10-04/13); Associate, Goodwin Procter LLP (02/09-04/10). Mr. Mavico also serves as Assistant Secretary of IMCO, AMCO, SAS, and FAI.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

JAMES K. DE VRIES
Assistant Treasurer
Born: April 1969
Year of Appointment: 2013

Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12); Manager, Tax, USAA (04/08-11/09).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  41

================================================================================

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12). Ms. Higby also serves as the Funds' anti-money laundering compliance officer.

(1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

42  | USAA NASDAQ-100 INDEX FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA
         (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

201619-0215

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
       USAA         We know what it means to serve.(R)
   =============================================================================
   37732-0215                                (C)2015, USAA. All rights reserved.

   ITEM 2.  CODE OF ETHICS.

On September 24, 2014, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


On November 18, 2008, and September 24, 2014, respectively, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. and Dawn M. Hawley as the Board's audit committee financial experts. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Ms. Hawley was Chief Financial Officer, Director of Financial Planning and Analysis for AIM Management Group Inc. from October 1987 through January 2006 and was Manager of Finance at Menil Foundation, Inc. from May 2007 through June 2011. Each of Dr. Ostdiek and Ms. Hawley is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 52 funds in all. Only 14 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2014 and 2013 were $419,808 and $419,620, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2014 and 2013 were $67,300 and $78,650, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees billed by Ernst & Young LLP to the Registrant for tax services relating to the PFIC Analyzer Service for fiscal years ended December 31, 2014 and 2013 were $15,164 and $0, respectively.


(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2014 and 2013.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, USAA Asset Management Company (AMCO), and the Funds' transfer agent, SAS, for December 31, 2014 and 2013 were $67,300 and $406,468, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2013 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee:
August 31, 2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Investment Code of Ethics Committee: August 22,
2011.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.


Approved and adopted by the Investment Code of Ethics Committee: September 4, 2012.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 27, 2012.

Approved and adopted by the Investment Code of Ethics Committee:
August 23, 2013

Approved and adopted by the Board of Trustees of USAA Mutual Fund Trust:
September 25, 2013

Approved and adopted by the Investment Code of Ethics Committee:
August 27, 2014

Approved and adopted by the Board of Trustees of USAA Mutual Fund Trust:
September 24, 2014

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.
(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                             SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2014

By:*     /s/ Daniel J. Mavico
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     02/24/2015
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Daniel S. McNamara
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     02/26/2015
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     02/26/2015
         ------------------------------

*Print the name and title of each signing officer under his or her signature.